Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment

As of September 30, 2024 and December 31, 2023, Property and Equipment, net consists of:

	September 30, 2024	December 31, 2023
Lab Equipment	$233,411	$132,911
Machinery	55,800	55,800
Computer Equipment	7,000	14,084
Furniture	3,030	3,030
Property and Equipment, at cost	299,241	205,825
Accumulated Depreciation	(143,984)	(148,064)
Property and Equipment, Net	$155,257	$57,761

As of December 31, 2023 and 2022, Property and Equipment, net consists of:

	December 31,	December 31,
	2023	2022
Lab Equipment	$132,911	$132,911
Machinery	55,800	-
Computer Equipment	14,084	12,261
Furniture	3,030	3,030
Property and Equipment, at cost	205,825	148,202
Accumulated Depreciation	(148,064)	(126,902)
Property and Equipment, Net	$57,761	$21,300